                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 10-D

                              ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934


                  For the monthly distribution period from
                    October 1, 2006 to October 31, 2006



     Commission File Number of issuing entity:  333-132319-02
                                             -----------------


          CITICORP RESIDENTIAL MORTGAGE TRUST SERIES 2006-02
 ------------------------------------------------------------------------
         (Exact name of issuing entity as specified in its charter)



Commission File Number of depositor:       333-132319
                                        ----------------------

         CITICORP RESIDENTIAL MORTGAGE SECURITIES, INC.
------------------------------------------------------------------------
     (Exact name of depositor as specified in its charter)



                               CITICORP TRUST BANK, FSB
   -------------------------------------------------------------------------
             (Exact name of sponsor as specified in its charter)


                                New York
-----------------------------------------------------------------------------
 (State or other jurisdiction of incorporation or organization of the issuing entity)

                      43-2112133 and 43-2112136
 ----------------------------------------------------------------------------
                          (I.R.S. Employer Identification No.)



     1000 Technology Drive, O'Fallon, Missouri                     63368-2240
      ----------------------------------------                     ----------
(Address of principal executive offices of the issuing entity)      (Zip Code)


                                 (636) 261-1300
   -------------------------------------------------------------------------
                     (Telephone number, including area code)


   --------------------------------------------------------------------------
             (Former name, former address.  if changed since last report.)



                     Registered/reporting pursuant to (check one)

Title                                                         Name of exchange
of Class    Section 12(b) Section 12(g)  Section 15(d)       (if Section 12(b))

Class A-1a          { }            { }            {X}             _____________

Class A-1b          { }            { }            {X}             _____________

Class A-2           { }            { }            {X}             _____________

Class A-3           { }            { }            {X}             _____________

Class A-4           { }            { }            {X}             _____________

Class A-5           { }            { }            {X}             _____________

Class A-6           { }            { }            {X}             _____________

Class M-1           { }            { }            {X}             _____________

Class M-2           { }            { }            {X}             _____________

Class M-3           { }            { }            {X}             _____________

Class M-4           { }            { }            {X}             _____________

Class M-5           { }            { }            {X}             _____________

Class M-6           { }            { }            {X}             _____________

Class M-7           { }            { }            {X}             _____________

Class M-8           { }            { }            {X}             _____________

Class M-9           { }            { }            {X}             _____________



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.   Yes{X}  No{ }

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information

On November 27, 2006 a distribution was made to holders of Citicorp Residential Mortgage Securities, Inc. REMIC Pass-Through Certificates, Series 2006-02 issued by Citicorp Residential Mortgage Trust Series 2006-02.

The monthly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1.


Part II - OTHER INFORMATION

Item 9. Exhibits

        (a) The following are documents filed as part of this Form 10-D:

            (99.1) Monthly distribution report for the month of October 2006.

        (b) Exhibits required to be filed by Form 10-D and Item 601 of Regulation S-K:

            (4.1) Pooling and Servicing Agreement, dated as of September 01, 2006, among Citicorp Residential Mortgage Securities, Inc., CitiMortgage, Inc. U.S. Bank National Association, and Citibank, N.A. (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on October 25, 2006.)

            (10.1) Form of Mortgage Loan Purchase Agreement, dated September 01, 2006, between Citicorp Residential Mortgage Securities, Inc. and CitiMortgage, Inc. (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on October 25, 2006.)

            (99.1) Monthly distribution report for the month of October 2006.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    CITICORP RESIDENTIAL MORTGAGE
                                    SECURITIES, INC.
                                    Depositor


                                    By:  /s/ Cathy Johnson

                                       -------------------------
                                       Cathy Johnson
                                       Assistant Vice President



Dated: November 24, 2006

Exhibit No.                 Description
-----------                 -------------

(99.1) Monthly distribution report for the month of October 2006.

                                                            EXHIBIT 99.1
                                                            -------------





                               Citicorp Residential Mortgage Securities, Inc.
                            Distribution Date Statement to Certificateholders
                                       Remic Pass-Through Certificate

 Series Name:          CRMSI 2006-02
 Payment Date:         11/27/2006
 Issuer:               Citicorp Residential Mortgage Securities, Inc.
 Record Date:          See footnote
 Determination Date:   11/16/2006
 Distribution Date:    27-Nov-06
 Distribution #:       2

 W.A.C.                8.56%
 Trustee               U.S. Bank National Association
                       Clare M. O'Brien  (617) 603-6402

 Bond Administrator    CitiMortgage, Inc
                       Cathy Johnson (636) 261-1369

 Paying Agent:         Citibank N.A.
                       Nancy Forte (212) 816-5685

---------------------------------------------------------------------------------------------------------------------------------
                                                      Next          Accrual         Accrual
                                       Current     Succeeding        Start            End
     Class          Coupon Type        Coupon        Coupon           Date           Date               Original Par     CUSIP #
---------------------------------------------------------------------------------------------------------------------------------
  ~     A-1a              Fixed      5.87200%       5.87200%       10/01/2006      10/31/2006        $142,144,000.00    17310EAA6
  ~     A-1b              LIBOR      5.40000%       5.40000%       10/25/2006      11/26/2006        $188,423,000.00    17310EAR9
  ~      A-2              Fixed      5.55700%       5.55700%       10/01/2006      10/31/2006         $69,840,000.00    17310EAB4
  ~      A-3              Fixed      5.56300%       5.56300%       10/01/2006      10/31/2006        $107,230,000.00    17310EAC2
  ~      A-4              Fixed      5.77500%       5.77500%       10/01/2006      10/31/2006        $103,520,000.00    17310EAD0
  ~      A-5              Fixed      6.03600%       6.03600%       10/01/2006      10/31/2006         $55,594,000.00    17310EAE8
  ~      A-6                NAS      5.66500%       5.66500%       10/01/2006      10/31/2006         $74,084,000.00    17310EAF5
                                                                                                 -------------------
                                                                                  Class A Total      $740,835,000.00

  ~       CE                O/C      0.00000%       0.00000%       10/01/2006      10/31/2006         $21,714,560.19    17310EAS7
                                                                                                 -------------------
                                                                                 Class OC Total       $21,714,560.19

  ~        R           Residual      0.00000%       0.00000%       10/01/2006      11/30/1899                  $0.00    17310EAT5
                                                                                                 -------------------
                                                                                Class RES Total                 $.00

  ~      M-1       Subordinated      5.91800%       5.91800%       10/01/2006      10/31/2006         $21,714,000.00    17310EAG3
  ~      M-2       Subordinated      5.94800%       5.94800%       10/01/2006      10/31/2006         $19,160,000.00    17310EAH1
  ~      M-3       Subordinated      5.99600%       5.99600%       10/01/2006      10/31/2006         $10,644,000.00    17310EAJ7
  ~      M-4       Subordinated      6.07700%       6.07700%       10/01/2006      10/31/2006          $7,664,000.00    17310EAK4
  ~      M-5       Subordinated      6.17600%       6.17600%       10/01/2006      10/31/2006          $7,664,000.00    17310EAL2
  ~      M-6       Subordinated      6.27500%       6.27500%       10/01/2006      10/31/2006          $5,109,000.00    17310EAM0
  ~      M-7       Subordinated      6.52200%       6.52200%       10/01/2006      10/31/2006          $4,683,000.00    17310EAN8
  ~      M-8       Subordinated      7.01800%       7.01800%       10/01/2006      10/31/2006          $5,109,000.00    17310EAP3
  ~      M-9       Subordinated      7.50000%       7.50000%       10/01/2006      10/31/2006          $7,238,000.00    17310EAQ1
                                                                                                 -------------------
                                                                                Class SUB Total       $88,985,000.00

                                                                                                ===================
                                                                                                     $851,534,560.19

~  These classes constitute regular interests in a separate REMIC election in the same trust.
 Record Date: For a distribution day, the close of business on (a) for a LIBOR class, the last day
 (whether or not a business day) of its last LIBOR accrual period preceding the distribution day, and
 (b) for any other class, the last day of the preceding month.

                           Citicorp Residential Mortgage Securities, Inc.
                          Distribution Date Statement to Certificate Holders
                                    Remic Pass-Through Certificate

Series Name: CRMSI 2006-02
Payment Date: 11/27/2006

----------------------------------------------------------------------------------------------------------------
                                     Non
                  Interest       Supported *     Interest       Interest       Principal
       CLASS      Accrued         Shortfall      Shortfall     Recoveries      Recoveries       Interest Paid
----------------------------------------------------------------------------------------------------------------
        A-1a       $680,076.84           $0.00        $0.00            $0.00          $0.00          $680,076.84
        A-1b       $911,934.75           $0.00        $0.00            $0.00          $0.00          $911,934.75
         A-2       $323,417.40           $0.00        $0.00            $0.00          $0.00          $323,417.40
         A-3       $497,100.41           $0.00        $0.00            $0.00          $0.00          $497,100.41
         A-4       $498,190.00           $0.00        $0.00            $0.00          $0.00          $498,190.00
         A-5       $279,637.82           $0.00        $0.00            $0.00          $0.00          $279,637.82
         A-6       $349,738.22           $0.00        $0.00            $0.00          $0.00          $349,738.22
            -----------------------------------------------------------------------------------------------------

A Total          $3,540,095.44           $0.00        $0.00            $0.00          $0.00        $3,540,095.44
          CE     $1,668,918.31           $0.00        $0.00            $0.00          $0.00        $1,668,918.31
            -----------------------------------------------------------------------------------------------------

OC Total         $1,668,918.31           $0.00        $0.00            $0.00          $0.00        $1,668,918.31
           R             $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
            -----------------------------------------------------------------------------------------------------

RES Total                $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
         M-1       $107,086.21           $0.00        $0.00            $0.00          $0.00          $107,086.21
         M-2        $94,969.73           $0.00        $0.00            $0.00          $0.00           $94,969.73
         M-3        $53,184.52           $0.00        $0.00            $0.00          $0.00           $53,184.52
         M-4        $38,811.77           $0.00        $0.00            $0.00          $0.00           $38,811.77
         M-5        $39,444.05           $0.00        $0.00            $0.00          $0.00           $39,444.05
         M-6        $26,715.81           $0.00        $0.00            $0.00          $0.00           $26,715.81
         M-7        $25,452.11           $0.00        $0.00            $0.00          $0.00           $25,452.11
         M-8        $29,879.14           $0.00        $0.00            $0.00          $0.00           $29,879.14
         M-9        $45,237.50           $0.00        $0.00            $0.00          $0.00           $45,237.50
            -----------------------------------------------------------------------------------------------------

SUB Total          $460,780.84           $0.00        $0.00            $0.00          $0.00          $460,780.84
           ======================================================================================================

       Total     $5,669,794.59           $0.00        $0.00            $0.00          $0.00        $5,669,794.59

*  Regular interests are entitled to service fee to reduce non-supported prepayment interest shortfalls before the  IO Class interests

 -----------------------------------------------------------------------------
                     Interest           Cum Unpaid           Relief Act
                     Paid Per            Interest             Interest
      CLASS         Certificate         Shortfalls           Shortfalls
 -----------------------------------------------------------------------------
          A-1a         4.78442171               $0.00                  $0.00
          A-1b         4.83982714               $0.00                  $0.00
           A-2         4.63083333               $0.00                  $0.00
           A-3         4.63583335               $0.00                  $0.00
           A-4         4.81250000               $0.00                  $0.00
           A-5         5.03000000               $0.00                  $0.00
           A-6         4.72083338               $0.00                  $0.00
                                        --------------------------------------
A Total                                         $0.00                  $0.00

            CE        76.85710857               $0.00                  $0.00
                                        --------------------------------------
OC Total                                        $0.00                  $0.00

             R         0.00000000               $0.00                  $0.00
                                        --------------------------------------
RES Total                                       $0.00                  $0.00

           M-1         4.93166667               $0.00                  $0.00
           M-2         4.95666649               $0.00                  $0.00
           M-3         4.99666667               $0.00                  $0.00
           M-4         5.06416623               $0.00                  $0.00
           M-5         5.14666623               $0.00                  $0.00
           M-6         5.22916618               $0.00                  $0.00
           M-7         5.43500107               $0.00                  $0.00
           M-8         5.84833431               $0.00                  $0.00
           M-9         6.25000000               $0.00                  $0.00
                                        --------------------------------------
SUB Total                                       $0.00                  $0.00


                                    ==========================================
       Total                                    $0.00                  $0.00


                             Citicorp Residential Mortgage Securities, Inc.
                            Distribution Date Statement to Certificateholders
                                     Remic Pass-Through Certificate

Series Name: CRMSI  2006-02
Payment Date: 11/27/2006

---------------------------------------------------------------------------------------------------------------
                                             Certificate
                                             Reductions
                                             not part of                          Principal
                                            distributions                            Paid          Cumulative
                           Principal          to reduce          Principal           Per           Principal
         CLASS                Due           Stated Amount          Paid           Certificate         Loss
---------------------------------------------------------------------------------------------------------------
                  A-1a      $3,630,349.13               $0.00      $3,630,349.13    25.53993929            0.00
                  A-1b      $4,812,311.97               $0.00      $4,812,311.97    25.53993923            0.00
                   A-2               $.00               $0.00               $.00     0.00000000            0.00
                   A-3               $.00               $0.00               $.00     0.00000000            0.00
                   A-4               $.00               $0.00               $.00     0.00000000            0.00
                   A-5               $.00               $0.00               $.00     0.00000000            0.00
                   A-6               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
              A Total       $8,442,661.10               $0.00      $8,442,661.10                           0.00
                    CE               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
             OC Total                $.00               $0.00               $.00                           0.00
                     R               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
            RES Total                $.00               $0.00               $.00                           0.00
                   M-1               $.00               $0.00               $.00     0.00000000            0.00
                   M-2               $.00               $0.00               $.00     0.00000000            0.00
                   M-3               $.00               $0.00               $.00     0.00000000            0.00
                   M-4               $.00               $0.00               $.00     0.00000000            0.00
                   M-5               $.00               $0.00               $.00     0.00000000            0.00
                   M-6               $.00               $0.00               $.00     0.00000000            0.00
                   M-7               $.00               $0.00               $.00     0.00000000            0.00
                   M-8               $.00               $0.00               $.00     0.00000000            0.00
                   M-9               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
            SUB Total                $.00               $0.00               $.00                           0.00
          =====================================================================================================
                Total       $8,442,661.10               $0.00      $8,442,661.10                           0.00




                           Citicorp Residential Mortgage Securities, Inc.
                         Distribution Date Statement to Certificateholders
                                   Remic Pass-Through Certificate

Series Name:    CRMSI 2006-02
Payment Date:   11/27/2006

-----------------------------------------------------------------------------------------------------------------------------------
  CLASS  Previous Period's  Ending Period's Beginning Balance Ending Balance  Ending Balance  Beginning     Ending       Prepayment
               Balance         Balance       Per Certificate  Per Certificate   Pool Factor   Class PCT    Class PCT     Percentage
-----------------------------------------------------------------------------------------------------------------------------------
      A-1a $138,980,280.98$135,349,931.85    977.74285921    952.20291993  0.95220292 16.463412030%  16.195336415%    0.000000000%
      A-1b $184,229,242.77$179,416,930.80    977.74285926    952.20292003  0.95220292 21.823541515%  21.468186300%    0.000000000%
       A-2  $69,840,000.00 $69,840,000.00  1,000.00000000  1,000.00000000  1.00000000  8.273149889%   8.356726004%    0.000000000%
       A-3 $107,230,000.00$107,230,000.00  1,000.00000000  1,000.00000000  1.00000000 12.702317620%  12.830637592%    0.000000000%
       A-4 $103,520,000.00$103,520,000.00  1,000.00000000  1,000.00000000  1.00000000 12.262836147%  12.386716437%    0.000000000%
       A-5  $55,594,000.00 $55,594,000.00  1,000.00000000  1,000.00000000  1.00000000  6.585588415%   6.652116630%    0.000000000%
       A-6  $74,084,000.00 $74,084,000.00  1,000.00000000  1,000.00000000  1.00000000  8.775888264%   8.864543088%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
A Total    $733,477,523.75$725,034,862.65                                             86.886733882%  86.754262470%    0.000000000%
        CE  $21,714,131.28 $21,714,131.28    999.98024782    999.98024782  0.99998025  2.572225985%   2.598210846%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
OC Total    $21,714,131.28 $21,714,131.28                                              2.572225985%   2.598210846%    0.000000000%
         R            $.00           $.00      0.00000000      0.00000000  0.00000000  0.000000000%   0.000000000%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
RES Total             $.00           $.00                                              0.000000000%   0.000000000%    0.000000000%
       M-1  $21,714,000.00 $21,714,000.00  1,000.00000000  1,000.00000000  1.00000000  2.572210433%   2.598195138%    0.000000000%
       M-2  $19,160,000.00 $19,160,000.00  1,000.00000000  1,000.00000000  1.00000000  2.269667123%   2.292595507%    0.000000000%
       M-3  $10,644,000.00 $10,644,000.00  1,000.00000000  1,000.00000000  1.00000000  1.260873531%   1.273610990%    0.000000000%
       M-4   $7,664,000.00  $7,664,000.00  1,000.00000000  1,000.00000000  1.00000000  0.907866849%   0.917038203%    0.000000000%
       M-5   $7,664,000.00  $7,664,000.00  1,000.00000000  1,000.00000000  1.00000000  0.907866849%   0.917038203%    0.000000000%
       M-6   $5,109,000.00  $5,109,000.00  1,000.00000000  1,000.00000000  1.00000000  0.605205080%   0.611318916%    0.000000000%
       M-7   $4,683,000.00  $4,683,000.00  1,000.00000000  1,000.00000000  1.00000000  0.554741708%   0.560345760%    0.000000000%
       M-8   $5,109,000.00  $5,109,000.00  1,000.00000000  1,000.00000000  1.00000000  0.605205080%   0.611318916%    0.000000000%
       M-9   $7,238,000.00  $7,238,000.00  1,000.00000000  1,000.00000000  1.00000000  0.857403477%   0.866065046%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
SUB Total   $88,985,000.00 $88,985,000.00                                             10.541040133%  10.647526682%    0.000000000%

            ======================================================================================================================
Total        $844,176,655.03  $835,733,993.93                                        100.000000000% 100.000000000%

PO Balance              $.00             $.00

Non PO Bal   $844,176,655.03  $835,733,993.93

                        DistributionsDatetStatementato Certificateholders
                                  Remic Pass-Through Certificate

Series Name:   CRMSI 2006-02
Payment Date:  11/27/2006
    Delinquency Stats- Determined by the OTS Method
   --------------------------------------------------
                      30 - 59 days      Delq 60+ days     Book Value REO
                     -----------------------------------------------------
       Number                   12                  0                  0
       Amount        $1,053,476.85              $0.00              $0.00

   Stated Collateral Information
   -------------------------------
      Service Fees               Begin Balance    Aggregate Adj Balance
     --------------------------------------------------------------------
        $143,576.37            $844,176,655.03          $835,733,993.93

    Advances
   ------------
       Aggregate Amount of                                  $178,884.78
          Net  Delinquency Advances
          Bi-Weekly Interest Advances and
          Net Simple Interest Advances
       Net Servicing Advances                               $401,685.81
       Cumulative Nonrecoverable Advances                         $0.00

    Other Information
   -------------------
       Substitution Adjustment Amounts                            $0.00
       Loan Repurchase Price                                $585,849.79

    Over Collateralization Summary
   ---------------------------------
      Target Over Collateralization Amount               $21,714,131.28

      Prior to Application of Excess Interest
     -----------------------------------------
         Over Collateralization Amount                   $21,714,131.28
         Deficiency Amount                                        $0.00

      Release Amount                                              $0.00
      Monthly Excess Interest                             $1,668,918.31

      After Application of Excess Interest
     -------------------------------------
         Over Collateralization Amount                   $21,714,131.28
         Deficiency Amount                                        $0.00

                                                        Trigger
                        Test        Calc %  Trigger %   Broken ?
           ------------------------------------------------------
                   Delinquencies      0.00      6.557       F
                      Cum Losses      0.00      0.700       F
     A Credit Enhancement Level      13.11     26.000       Y

    Summary of Disbursements
    -------------------------
                                        Withdrawals
          Remittances        Residual  and (Deposits)  P&I Distributed
     -----------------------------------------------------------------
        $14,112,455.69   $1,668,918.31       $0.00     $12,443,537.38

                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CRMSI 2006-02
Payment Date: 11/27/2006

   COLLATERAL INFORMATION:

             GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL            8.56%                8.56%
                 WAM             337                  336              335
             AVG LTV              78                   78               78
       AVG LOAN SIZE        $159,404             $158,979         $158,794
          # OF LOANS           5,342                5,310            5,263
      ACTUAL BALANCE $851,534,560.19      $844,176,655.03  $835,733,993.93
   SCHEDULED BALANCE $851,534,560.19      $844,176,655.03  $835,733,993.93

            TYPE OF DWELLING UNIT:
             AT ISSUE                       CURRENT
    Single Family  90.58%        Single Family    90.38%
              PUD   3.54%                  PUD     3.69%
            Condo   3.15%                Condo     3.16%
       2-4 Family   2.73%           2-4 Family     2.77%
            Other   0.00%                Other     0.00%

  GEOGRAPHIC DISTRIBUTION:                LTV DISTRIBUTION:

   AT ISSUE        CURRENT                              AT ISSUE     CURRENT
    CA  18%         CA  18%          65% AND BELOW         24%         24%
    FL   8%         FL   8%              65.01-75%         14%         14%
    NY   6%         NY   6%              75.01-80%         12%         12%
    NJ   6%         NJ   6%               OVER 80%         50%         50%
    AZ   5%         AZ   5%
 OTHER  57%      OTHER  57%



  CREDIT ENHANCEMENT:
                                       AT ISSUE               CURRENT
     SUBORDINATION              10.45% $88,985,000.00 10.65%   $88,985,000.00
     CUMULATIVE LOSS REDUCTION                         0.00%            $0.00
     OVERCOLLATERALIZATION       2.55% $21,714,560.19  2.60%   $21,714,131.28



 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:         $0.00
         PRINCIPAL PREPAYMENTS: $8,442,661.10
                                       1 MONTH  3 MONTH   12 MONTH  CUMULATIVE
            PRICING SPEED(PSA)See Prospectus
       PREPAYMENT HISTORY(CPR):         9.65%     0.00%     0.00%     8.91%



 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled    Amount of Actual
                                                     loans              Balance              Balance
                                    Item           #    PCT       Amount      PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days   12   0.23% $1,053,476.85   0.13% $1,053,476.85   0.13%
                                  (2) 60-89 Days    0   0.00%         $0.00   0.00%         $0.00   0.00%
                                   (2) 90 + Days    0   0.00%         $0.00   0.00%         $0.00   0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%         $0.00   0.00%         $0.00   0.00%
                        FORECLOSURES THIS PERIOD    0   0.00%         $0.00   0.00%         $0.00   0.00%
                         FORECLOSURES IN PROCESS    0   0.00%         $0.00   0.00%         $0.00   0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%         $0.00   0.00%         $0.00   0.00%
                         CURRENT REALIZED LOSSES                      $0.00
                        PURCHASE AMOUNT ADVANCES

             (1)  DETERMINED BY THE OTS METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.

 -------------------------------------------------------------------------------